Note 10 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term debt, gross	$ 20,833	$ 23,908
Debt issuance costs		(373)
Term Loan Agreement		23,535
Less current portion of long-term debt, gross	1,168	1,636
Less current portion debt issuance costs	(42)	(42)
Current portion of long-term debt	1,126	1,594
Long-term debt, gross, net of current portion	19,665	22,272
Debt issuance costs, net of current portion	(289)	(331)
Long-term debt	19,376	21,941
Term Loan Agreement [Member]
Long-term debt, gross	20,833	21,944
Debt issuance costs	(331)	(373)
Term Loan Agreement	$ 20,502	21,571
Paycheck Protection Program CARES Act [Member]
Long-term debt, gross		1,964
Debt issuance costs		0
Term Loan Agreement		$ 1,964